UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps - Additional information (Details) $ in Thousands, € in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 19, 2018 EUR (€)	Dec. 19, 2018 USD ($)	Dec. 12, 2018 EUR (€)	Dec. 12, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 20, 2016 EUR (€)	Dec. 20, 2016 CAD ($)	Jul. 03, 2014 EUR (€)	Jul. 03, 2014 CAD ($)
Cross currency interest rate swaps
Principal issued and outstanding	$ 1,202,414					$ 650,000
2021 Debentures
Cross currency interest rate swaps
Principal issued and outstanding	250,000					250,000
2023 Debentures
Cross currency interest rate swaps
Principal issued and outstanding	400,000					$ 400,000
2022 Term Loan
Cross currency interest rate swaps
Principal issued and outstanding	252,414		$ 185.0
2025 Term Loan
Cross currency interest rate swaps
Principal issued and outstanding	$ 300,000
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Cross currency interest rate swaps
Interest rate on CAD									3.788%	3.788%
Fixed interest rate on EUR									2.68%	2.68%
2021 Cross Currency Interest Rate Swap | 2021 Debentures | July 5 2021
Cross currency interest rate swaps
Exchange of principal proceeds | €									€ 171.9
Principal issued and outstanding										$ 250,000
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Cross currency interest rate swaps
Interest rate on CAD							3.873%	3.873%
Fixed interest rate on EUR							2.43%	2.43%
2023 Cross Currency Interest Rate Swap | 2023 Debentures | November 30, 2023
Cross currency interest rate swaps
Exchange of principal proceeds | €							€ 281.1
Principal issued and outstanding								$ 400,000
2022 Cross Currency Interest Rate Swap | 2022 Term Loan
Cross currency interest rate swaps
Fixed interest rate on EUR		1.225%	1.225%
2022 Cross Currency Interest Rate Swap | 2022 Term Loan | December 19, 2022
Cross currency interest rate swaps
Exchange of principal proceeds | €		€ 163.0
Principal issued and outstanding			$ 185.0
2025 Cross Currency Interest Rate Swap | 2025 Term Loan
Cross currency interest rate swaps
Fixed interest rate on EUR				2.202%	2.202%
2025 Cross Currency Interest Rate Swap | 2025 Term Loan | December 12, 2025
Cross currency interest rate swaps
Exchange of principal proceeds | €				€ 198.2
Principal issued and outstanding					$ 300,000